Offerings - Offering: 1	May 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, reserved for issuance under the 2025 Omnibus Incentive Compensation Plan
Amount Registered | shares	7,168,174
Proposed Maximum Offering Price per Unit	7.66
Maximum Aggregate Offering Price	$ 54,908,212.84
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,406.45
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an additional indeterminate amount of shares of common stock, par value $0.01 per share (the "Common Stock"), of Global Net Lease, Inc. (the "Company") that may become issuable under the 2025 Omnibus Incentive Compensation Plan (the "2025 Plan") by reason of certain corporate transactions or events, including any share dividend, share split, recapitalization or any other similar adjustment of the Company's outstanding Common Stock. Represents the aggregate number of shares of Common Stock reserved for issuance under the 2025 Plan. Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act and represents the average of the high and the low prices per share of Common Stock as reported on the New York Stock Exchange on May 21, 2025.